CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 2,150,113	$ 1,957,788
Other financial assets	70,544	67,295
Other non-financial assets	236,071	203,661
Trade and other accounts receivable	1,381,869	1,163,707
Accounts receivable from related entities	7	25
Inventories	458,566	438,530
Current tax assets	75,704	40,275
Total current assets other than non-current assets (or disposal groups) classified as held for sale	4,372,874	3,871,281
Non-current assets (or disposal groups) classified as held for sale	10,338	29,138
Total current assets	4,383,212	3,900,419
Non-current assets
Other financial assets	52,139	53,772
Other non-financial assets	93,517	89,416
Accounts receivable	13,950	12,342
Intangible assets other than goodwill	1,129,961	1,000,170
Property, plant and equipment	11,947,014	10,186,697
Deferred tax assets	21,098	10,549
Total non-current assets	13,257,679	11,352,946
Total assets	17,640,891	15,253,365
Current liabilities
Other financial liabilities	745,303	635,213
Trade and other accounts payables	2,684,846	2,133,572
Accounts payable to related entities	7,707	12,875
Other provisions	8,413	14,221
Current tax liabilities	31,950	6,281
Other non-financial liabilities	3,816,175	3,488,680
Total current liabilities	7,294,394	6,290,842
Non-current liabilities
Other financial liabilities	7,343,223	6,515,238
Accounts payable	471,208	491,762
Other provisions	674,611	623,846
Deferred tax liabilities	338,674	312,677
Employee benefits	181,579	167,427
Other non-financial liabilities	0	140,244
Total non-current liabilities	9,009,295	8,251,194
Total liabilities	16,303,689	14,542,036
EQUITY
Share capital	4,418,110	5,003,534
Retained earnings	2,170,280	1,148,291
Other equity	39	39
Other reserves	(5,242,835)	(5,428,597)
Parent’s ownership interest	1,345,594	723,267
Non-controlling interest	(8,392)	(11,938)
Total equity	1,337,202	711,329
Total liabilities and equity	$ 17,640,891	$ 15,253,365